Restructuring (Tables)	6 Months Ended
Jun. 30, 2023
Restructuring and Related Activities [Abstract]
Summary of Related to Company's Restructuring Activity	The following table provides a summary related to the Company’s restructuring activity, recorded in accrued payroll on the accompanying balance sheets, as of June 30, 2023:

Employee Severance and Related Benefits
Balance at December 31, 2022	$—
Charges	430
Payments	(393)

Balance at June 30, 2023	$37